UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1.  Schedule of Investments.

LEBENTHAL LISANTI SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Shares	Security Description	Value
Common Stock - 96.9%
Consumer Discretionary - 17.3%
5,545	Burlington Stores, Inc. (a)	$539,473
7,570	Canada Goose Holdings, Inc. (a)	120,817
5,600	Dave & Buster's Entertainment, Inc. (a)	342,104
3,947	Dorman Products, Inc. (a)	324,167
6,415	Duluth Holdings, Inc., Class B (a)	136,575
13,180	Fox Factory Holding Corp. (a)	378,266
18,540	J. Jill, Inc. (a)	261,414
19,410	KB Home	385,871
9,445	Malibu Boats, Inc., Class A (a)	212,040
12,375	Ollie's Bargain Outlet Holdings, Inc. (a)	414,562
22,200	Pinnacle Entertainment, Inc. (a)	433,344
12,840	Planet Fitness, Inc., Class A (a)	247,427
2,905	The Cheesecake Factory, Inc.	184,061
1,345	Vail Resorts, Inc.	258,106
		4,238,227
Energy - 0.9%
8,950	Patterson-UTI Energy, Inc.	217,216
Financial Services - 6.8%
14,230	Banc of California, Inc.	294,561
6,825	FCB Financial Holdings, Inc., Class A (a)	338,179
5,414	Kinsale Capital Group, Inc.	173,465
1,050	LendingTree, Inc. (a)	131,617
2,655	Texas Capital Bancshares, Inc. (a)	221,560
8,815	Veritex Holdings, Inc. (a)	247,878
5,160	Western Alliance Bancorp. (a)	253,304
		1,660,564
Health-Care - 24.6%
1,630	Aerie Pharmaceuticals, Inc. (a)	73,921
4,945	Almost Family, Inc. (a)	240,327
1,155	Clovis Oncology, Inc. (a)	73,539
11,490	Exact Sciences Corp. (a)	271,394
10,675	Exelixis, Inc. (a)	231,327
5,465	Glaukos Corp. (a)	280,354
5,935	Inogen, Inc. (a)	460,319
6,410	iRhythm Technologies, Inc. (a)	241,016
7,850	LHC Group, Inc. (a)	423,115
4,175	Masimo Corp. (a)	389,360
2,030	Nevro Corp. (a)	190,211
3,275	NuVasive, Inc. (a)	244,577
3,505	Pacira Pharmaceuticals, Inc. (a)	159,828
3,560	Penumbra, Inc. (a)	297,082
10,625	Portola Pharmaceuticals, Inc. (a)	416,394
8,054	PRA Health Sciences, Inc. (a)	525,362
2,970	Sage Therapeutics, Inc. (a)	211,078
Shares	Security Description	Value
Health-Care (continued)
5,505	Supernus Pharmaceuticals, Inc. (a)	$172,307
11,340	Teladoc, Inc. (a)	283,500
8,750	The Spectranetics Corp. (a)	254,844
15,305	Vocera Communications, Inc. (a)	380,023
6,185	Wright Medical Group NV (a)	192,477
		6,012,355
Industrials - 16.7%
4,840	HEICO Corp.	422,048
5,530	John Bean Technologies Corp.	486,363
10,095	Kennametal, Inc.	396,027
8,315	Kornit Digital, Ltd. (a)	158,817
2,975	Masonite International Corp. (a)	235,769
9,605	MasTec, Inc. (a)	384,680
6,490	Mercury Systems, Inc. (a)	253,434
1,705	MSC Industrial Direct Co., Inc.	175,206
2,600	RBC Bearings, Inc. (a)	252,434
8,425	REV Group, Inc.	232,277
5,765	Terex Corp.	181,021
4,160	Trex Co., Inc. (a)	288,662
3,435	WageWorks, Inc. (a)	248,351
7,900	XPO Logistics, Inc. (a)	378,331
		4,093,420
Materials - 4.0%
11,475	Allegheny Technologies, Inc.	206,091
12,875	Builders FirstSource, Inc. (a)	191,837
7,980	United States Steel Corp.	269,804
5,000	US Concrete, Inc. (a)	322,750
		990,482
Technology - 26.6%
3,465	2U, Inc. (a)	137,422
4,215	Acxiom Corp. (a)	120,001
3,945	Advanced Energy Industries, Inc. (a)	270,469
4,290	Cavium, Inc. (a)	307,421
2,240	Coherent, Inc. (a)	460,634
15,365	Five9, Inc. (a)	252,908
6,020	HubSpot, Inc. (a)	364,511
4,315	Impinj, Inc. (a)	130,615
2,705	Inphi Corp. (a)	132,058
4,029	Itron, Inc. (a)	244,560
2,500	Littelfuse, Inc.	399,775
4,145	Lumentum Holdings, Inc. (a)	221,136
11,000	MaxLinear, Inc., Class A (a)	308,550
13,825	MINDBODY, Inc., Class A (a)	379,496
6,520	MKS Instruments, Inc.	448,250
2,940	Monolithic Power Systems, Inc.	270,774
7,375	MuleSoft, Inc., Class A (a)	179,434
8,345	Oclaro, Inc. (a)	81,948
4,445	Proofpoint, Inc. (a)	330,530
7,395	Q2 Holdings, Inc. (a)	257,716

LEBENTHAL LISANTI SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Shares	Security Description	Value
Technology (continued)
6,790	Quantenna Communications, Inc., Class A (a)	$141,436
3,880	RealPage, Inc. (a)	135,412
810	Stamps.com, Inc. (a)	95,864
7,050	Take-Two Interactive Software, Inc. (a)	417,853
11,760	TrueCar, Inc. (a)	181,927
8,640	Zendesk, Inc. (a)	242,266
		6,512,966
Total Common Stock (Cost $20,837,126)		23,725,230
Total Investments - 96.9% (Cost $20,837,126)*		$23,725,230
Other Assets & Liabilities, Net – 3.1%		747,587
Net Assets – 100.0%		$24,472,817

(a) Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,076,279
Gross Unrealized Depreciation	(188,175)
Net Unrealized Appreciation	$2,888,104

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$23,725,230
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$23,725,230

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Shares	Security Description	Value
Common Stock - 95.6%
Australia - 2.2%
152,900	BHP Billiton PLC, ADR	$4,762,835
497,400	WorleyParsons, Ltd. (a)	4,183,948
		8,946,783
Austria - 1.3%
101,700	ANDRITZ AG	5,086,720
Belgium - 1.5%
49,670	Solvay SA, Class A	6,069,769
Canada - 1.2%
108,237	Methanex Corp.	5,071,435
Finland - 3.2%
155,410	Caverion Corp.	1,223,540
108,876	Kone Oyj, Class B	4,780,689
149,320	Konecranes Oyj	5,304,508
264,210	YIT Oyj	1,785,578
		13,094,315
France - 6.3%
26,065	Christian Dior SE	6,056,177
47,900	Cie Generale des Etablissements Michelin, Class B	5,817,702
65,441	Imerys SA	5,554,976
66,707	IPSOS	2,070,844
77,000	Vinci SA	6,103,268
		25,602,967
Germany - 9.2%
38,900	BASF SE	3,856,042
248,664	Deutsche Telekom AG	4,357,137
119,890	Freenet AG	3,899,629
42,500	Hannover Rueck SE	4,903,412
92,486	LANXESS AG	6,204,982
31,200	Linde AG	5,195,656
22,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	4,421,715
67,251	Symrise AG	4,472,481
		37,311,054
India - 1.0%
257,420	Infosys, Ltd., ADR	4,067,236
Shares	Security Description	Value
Ireland - 2.3%
3,103,103	Greencore Group PLC	$9,556,407
Israel - 0.5%
65,600	Teva Pharmaceutical Industries, Ltd., ADR	2,105,104
Italy - 0.3%
1,045,169	TREVI - Finanziaria Industriale SpA (a)	1,050,317
Japan - 3.8%
141,600	Asahi Group Holdings, Ltd.	5,352,131
143,100	KDDI Corp.	3,755,845
353,300	Showa Denko KK (a)	6,299,295
		15,407,271
Norway - 3.3%
336,096	DNB ASA	5,327,463
609,437	SpareBank 1 SR-Bank ASA	4,560,379
87,900	Yara International ASA	3,384,471
		13,272,313
Puerto Rico - 1.3%
132,900	Popular, Inc.	5,413,017
Russian Federation - 0.6%
226,900	Sberbank of Russia PJSC, ADR	2,618,426
Singapore - 1.3%
344,200	United Overseas Bank, Ltd.	5,440,370
South Korea - 2.6%
103,200	Kia Motors Corp.	3,419,082
3,937	Samsung Electronics Co., Ltd.	7,252,276
		10,671,358
Sweden - 3.2%
285,200	Duni AB, Class A	4,169,474
138,703	Loomis AB, Class B	4,389,879
321,700	Svenska Handelsbanken AB, Class A	4,412,284
		12,971,637

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Shares	Security Description	Value
Switzerland - 1.7%
22,544	Chubb, Ltd.	$3,071,620
52,500	Novartis AG	3,896,945
		6,968,565
Thailand - 2.9%
1,341,500	Siam Commercial Bank PCL, Series F	6,363,463
2,468,350	Thai Oil PCL	5,423,367
		11,786,830
United Kingdom - 9.4%
895,755	Barratt Developments PLC	6,133,325
1,114,509	BBA Aviation PLC	4,251,943
169,548	Bellway PLC	5,741,896
217,389	International Game Technology PLC	5,152,119
210,092	Persimmon PLC	5,511,918
518,044	Standard Chartered PLC (a)	4,952,309
2,764,143	Taylor Wimpey PLC	6,687,432
		38,430,942
United States - 36.5%
17,389	Allergan PLC	4,154,580
70,900	ALLETE, Inc.	4,800,639
128,950	Ameris Bancorp	5,944,595
36,600	Anthem, Inc.	6,052,908
110,500	Avnet, Inc.	5,056,480
121,920	BNC Bancorp	4,273,296
161,800	Brookline Bancorp, Inc.	2,532,170
61,200	Capital One Financial Corp.	5,303,592
45,451	Carter's, Inc.	4,081,500
169,774	Colony Bankcorp, Inc.	2,308,926
84,020	Conduent, Inc. (a)	1,409,856
188,300	Dime Community Bancshares, Inc.	3,822,490
127,700	Franklin Resources, Inc.	5,381,278
32,167	General Dynamics Corp.	6,021,662
80,500	Hewlett Packard Enterprise Co.	1,907,850
142,563	International Bancshares Corp.	5,046,730
74,600	JPMorgan Chase & Co.	6,552,864
80,582	Marathon Petroleum Corp.	4,072,614
87,200	Microsoft Corp.	5,742,992
40,444	NextEra Energy, Inc.	5,191,796
42,965	Praxair, Inc.	5,095,649
61,733	Quest Diagnostics, Inc.	6,061,563
246,024	Regal Entertainment Group, Class A	5,555,222
Shares	Security Description			Value
United States - 36.5%
119,197	Southwest Bancorp, Inc.			$3,117,002
30,300	The J.M. Smucker Co.			3,971,724
234,600	The Western Union Co.			4,774,110
36,968	UnitedHealth Group, Inc.			6,063,122
92,651	Verizon Communications, Inc.			4,516,736
263,200	Web.com Group, Inc. (a)			5,079,760
103,938	Webster Financial Corp.			5,201,058
92,511	WESCO International, Inc. (a)			6,434,140
420,100	Xerox Corp.			3,083,534
				148,612,438
Total Common Stock (Cost $321,929,632)				389,555,274
Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$33,334	Middlesex Federal Savings Bank	1.34%	06/18/17	33,334
33,444	Salem Five Financial	0.25	11/24/17	33,443
Total Certificates of Deposit (Cost $66,777)				66,777
Total Short-Term Investments (Cost $66,777)				66,777
Total Investments - 95.6% (Cost $321,996,409)*				$389,622,051
Other Assets & Liabilities, Net – 4.4%				18,015,555
Net Assets – 100.0%				$407,637,606
ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$83,663,066
Gross Unrealized Depreciation	(16,037,424)
Net Unrealized Appreciation	$67,625,642

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$8,946,783	$-	$-	$8,946,783
Austria	5,086,720	-	-	5,086,720
Belgium	6,069,769	-	-	6,069,769
Canada	5,071,435	-	-	5,071,435
Finland	13,094,315	-	-	13,094,315
France	25,602,967	-	-	25,602,967
Germany	37,311,054	-	-	37,311,054
India	4,067,236	-	-	4,067,236
Ireland	9,556,407	-	-	9,556,407
Israel	2,105,104	-	-	2,105,104
Italy	1,050,317	-	-	1,050,317
Japan	15,407,271	-	-	15,407,271
Norway	13,272,313	-	-	13,272,313
Puerto Rico	5,413,017	-	-	5,413,017
Russian Federation	2,618,426	-	-	2,618,426
Singapore	5,440,370	-	-	5,440,370
South Korea	10,671,358	-	-	10,671,358
Sweden	12,971,637	-	-	12,971,637
Switzerland	6,968,565	-	-	6,968,565
Thailand	6,363,463	5,423,367	-	11,786,830
United Kingdom	38,430,942	-	-	38,430,942
United States	148,612,438	-	-	148,612,438
Certificates of Deposit	-	66,777	-	66,777
Total Investments At Value	$384,131,907	$5,490,144	$-	$389,622,051

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Shares	Security Description	Value
Common Stock - 91.6%
Consumer Discretionary - 11.6%
8,047	Adient PLC	$584,775
167,760	Comcast Corp., Class A	6,306,098
64,850	Delphi Automotive PLC	5,219,777
13,930	Whirlpool Corp.	2,386,627
		14,497,277
Consumer Staples - 3.0%
49,750	Nestle SA, ADR	3,825,775
Energy - 2.3%
36,420	Schlumberger, Ltd.	2,844,402
Financials - 21.6%
105,250	American International Group, Inc.	6,570,758
36,970	Chubb, Ltd.	5,037,163
100,430	CIT Group, Inc.	4,311,460
63,437	Citigroup, Inc.	3,794,801
35,210	JPMorgan Chase & Co.	3,092,846
78,694	MetLife, Inc.	4,156,617
		26,963,645
Health Care - 14.9%
23,372	Allergan PLC	5,584,038
40,340	Celgene Corp. (a)	5,019,506
54,615	Gilead Sciences, Inc.	3,709,451
28,285	Thermo Fisher Scientific, Inc.	4,344,576
		18,657,571
Industrials - 18.5%
58,130	Danaher Corp.	4,971,859
76,820	Delta Air Lines, Inc.	3,530,647
29,065	Fortive Corp.	1,750,294
187,310	General Electric Co.	5,581,838
80,477	Johnson Controls International PLC	3,389,691
36,355	United Parcel Service, Inc., Class B	3,900,892
		23,125,221
Materials - 2.4%
40,150	Ball Corp.	2,981,539
Software & Services - 12.1%
3,082	Alphabet, Inc., Class A (a)	2,612,920
2,251	Alphabet, Inc., Class C (a)	1,867,339
79,830	Microsoft Corp.	5,257,604
119,780	Oracle Corp.	5,343,386
		15,081,249
Technology Hardware & Equipment - 5.2%
45,250	Apple, Inc.	6,500,615
Total Common Stock (Cost $72,140,607)		114,477,294
Money Market Fund - 8.4%
10,514,075	Goldman Sachs Financial Square Funds, 0.53% (b) (Cost $10,514,075)	10,514,075
Total Investments - 100.0% (Cost $82,654,682)*		$124,991,369
Other Assets & Liabilities, Net – 0.0%		20,885
Net Assets – 100.0%		$125,012,254

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$42,792,364
Gross Unrealized Depreciation	(455,677)
Net Unrealized Appreciation	$42,336,687

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$114,477,294
Level 2 - Other Significant Observable Inputs	10,514,075
Level 3 - Significant Unobservable Inputs	-
Total	$124,991,369

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 27, 2017

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	April 27, 2017